COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8           -           COMMITMENTS AND CONTINGENCIES

A.
Under the research and development agreements of the Company with the OCS and pursuant to applicable laws, the Company has undertaken to pay royalties at the rate of 3.5%-5% (2015 onwards-5%) on sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the OCS research and development grants received, linked to the dollar plus interest on the unpaid amount received based on the 12-month LIBOR rate (from the year the grant was approved) applicable to dollar deposits. Refund of the grants thereon is contingent on future sales and the Company has no obligation to refund grants if sufficient sales are not generated. The Company ceased its participation in royalty bearing programs in December 2014.

In August 2016, the Company entered into a royalty buyout agreement ("the Agreement”) with the OCS. As part of the Agreement the Company paid $12,875 to the OCS in September, 2016. The contingent net royalty liability to the OCS at the time of the settlement was $24,340, this obligation included different annual interest rates ranging up to 5%. As a result of this payment, the Company does not except to pay in the future royalty payments on the previous funds received from the OCS.

Royalty expense amounted to $13,511 ($12,875 related to the Agreement), $1,255, and $1,019 for the years 2016, 2015 and 2014, respectively. The balance of the contingent liability to the OCS as of December 31, 2015 was $23,959.

B.	The Company rents its facilities under various operating lease agreements, which expire on various dates, the latest of which is in 2021. The minimum rental payments are as follows:

Year
2017	$1,928
2018	1,779
2019	1,766
2020	1,766
2021	147
Total	$7,386

Rental expense for the facilities amounted to $2,139, $1,781 and $1,594 for the year 2016, 2015 and 2014, respectively. In connection with the Company's facilities lease agreement in Israel, the lessor has a lien of approximately $750 on certain bank deposits as of December 31, 2016. These deposits are included in long-term interest-bearing bank deposits.

On February 1, 2017, the company signed an operating lease agreement which expire in 2020. The minimum rental payments are $1,243.

C.
The Company is obligated under certain agreements with its suppliers to purchase specified items of inventory which are expected to be utilized during the years 2017-2020. As of December 31, 2016, non-cancelable purchase obligations were approximately $21,677.